DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) bbl in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) MMBTU GWh bbl	Dec. 31, 2020 USD ($) GWh MMBTU bbl
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 43,776	$ 39,128
Gains (losses) on cash flow hedges, before tax	582	(479)
Ineffective Portion	24	10
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	43,997	17,788
Gains (losses) on hedges of net investments in foreign operations, before tax	407	182
Ineffective Portion	(14)	10
Cash flow hedges and hedges of net investment in foreign operations [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	87,773	56,916
Gain (loss) on hedge effectiveness recognised in other comprehensive income	989	(297)
Ineffective Portion	$ 10	$ 20
Oil and gas assets [member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Number in Barrels of Commodity Derivatives | bbl	1,152	1,302
Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	35,156	27,564
Energy commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	17,753	13,950
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	246,375,000	121,468,000
Natural gas commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	93,623,000	82,663,000